Investments Combined Financial Information for Equity Investments (Detail) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020		Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019		Jun. 29, 2019	[1]	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Results of Operations
Revenues	$ 14,707	[1]	$ 11,779		$ 18,025		$ 20,877		$ 19,118	[1]	$ 20,262		$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Net income (loss)															(2,474)	11,584	13,066
Balance Sheet
Current Assets	35,251								28,124						35,251	28,124
Total assets	201,549								193,984						201,549	193,984
Current liabilities	26,628								31,341						26,628	31,341
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	88,263								93,889						88,263	93,889
Total liabilities and equity	201,549								193,984						201,549	193,984
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Results of Operations
Revenues															7,849	9,405	9,085
Net income (loss)															1,187	133	(152)
Balance Sheet
Current Assets	4,133								3,350						4,133	3,350	4,542
Non-current Assets	6,776								9,666						6,776	9,666	9,998
Total assets	10,909								13,016						10,909	13,016	14,540
Current liabilities	2,224								2,182						2,224	2,182	3,197
Non-current Liabilities	3,784								5,452						3,784	5,452	4,840
Redeemable Preferred Stock	0								0						0	0	1,362
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	4,901								5,382						4,901	5,382	5,141
Total liabilities and equity	$ 10,909								$ 13,016						$ 10,909	$ 13,016	$ 14,540

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.